Interest in associates and joint ventures - Share of profit in associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Share of profit in associates and joint ventures	$ 2,723	$ 3,046	$ 1,597
Bank of Communications Co., Limited
Disclosure of associates [line items]
Share of profit in associates and joint ventures	2,377	2,461
The Saudi British Bank
Disclosure of associates [line items]
Share of profit in associates and joint ventures	342	276
Other associates and joint ventures
Disclosure of associates [line items]
Share of profit in associates and joint ventures	$ 4	$ 309